Non-financial assets and liabilities - Additional information, Lease Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Interest expense for leases	$ 400	$ 400	$ 500
Payments associated with lease liabilities	2,200	3,900
Short term leases expense	0	300
Depreciation, right-of-use assets	$ 2,139	2,771	1,661
Lonza Bioscience Singapore Pte Ltd | Manufacturing service agreement
Disclosure of quantitative information about right-of-use assets [line items]
Non-cancellable term of lease and non lease components	2 years
Minimum financial commitment of the lease component	$ 2,700
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation, right-of-use assets	1,318	1,570	1,700
Manufacturing
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation, right-of-use assets	$ 821	$ 1,201	$ 700